Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2019
Derivatives financial instruments
Schedule of derivatives effects on statement of financial position

	Assets
	December 31, 2019		December 31, 2018
	Current	Non-current	Current	Non-current
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	13	—	9	—
IPCA swap	83	117	7	84
Eurobonds swap	—	—	—	4
Pre-dollar swap	21	8	19	1
	117	125	35	89
Commodities price risk
Nickel	151	9	2	—
Bunker oil, Gasoil and Brent	19	—	1	—
	170	9	3	—

Options - MBR	—	—	—	295
Others	1	50	1	8
	1	50	1	303
Total	288	184	39	392

	Liabilities
	December 31, 2019		December 31, 2018
	Current	Non-current	Current	Non-current
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	48	80	383	98
IPCA swap	13	37	35	47
Eurobonds swap	6	29	5	—
Pre-dollar swap	8	37	10	18
	75	183	433	163
Commodities price risk
Nickel	4	4	8	2
Bunker oil, Gasoil and Brent	7	—	29	—
	11	4	37	2

Options - MBR	—	—	—	16
Conversion options - VLI	—	120	—	162
Others	8	—	—	1
	8	120	—	179
Total	94	307	470	344

Schedule of derivatives effects on income statement, cash flow and other comprehensive income.

	Gain (loss) recognized in the income statement
	Year ended December 31
	2019	2018	2017
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	(39)	(206)	152
IPCA swap	118	(23)	43
Eurobonds swap	(39)	(27)	36
Euro forward	—	—	46
Pre-dollar swap	2	(23)	36
	42	(279)	313
Commodities price risk
Nickel	58	(25)	30
Bunker oil, Gasoil and Brent	42	6	(80)
	100	(19)	(50)

Options - MBR	8	62	135
Conversion options - VLI	35	—	61
Others	59	(30)	(5)

	102	32	191
Total	244	(266)	454

	Financial settlement inflows (outflows)
	Year ended December 31
	2019	2018	2017
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	(381)	(135)	(181)
IPCA swap	(28)	7	(20)
Eurobonds swap	(5)	(3)	(39)
Pre-dollar swap	8	10	(1)
	(406)	(121)	(241)
Commodities price risk
Nickel	48	8	4
Bunker oil, Gasoil and Brent	2	49	(3)
	50	57	1

Others	21	(3)	—

Derivatives designated as cash flow hedge accounting
Nickel (i)	11	—	—
Total	(324)	(67)	(240)

(i) Refers to the effect of the nickel cash flow hedge transaction recorded as operating revenue.

	Gain recognized in other comprehensive income
	Year ended December 31
	2019	2018	2017
Derivatives designated as cash flow hedge accounting
Nickel	150	—	—
Total	150	—	—

Schedule of maturity dates of the derivative financial instruments

Last maturity dates
Currencies and interest rates	September 2029
Nickel	December 2021
Brent	December 2020
Gasoil	December 2020
VLI	December 2027
Others	December 2023

Schedule of effects of hedge in foreign operations recorded in other comprehensive income.

	Loss recognized in the other comprehensive income
	Year ended December 31
	2019	2018	2017
Hedge in foreign operation, net of tax	(74)	(543)	(95)